Significant Accounting Policies and Basis of Preparation (Details)	3 Months Ended
Mar. 31, 2019
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	20%
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33%
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	50%
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33%
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	over term of lease
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	per unit produced